SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following key assumptions were used in the model:

As at August 30, 2022

Volatility (%)	51.76%
Discounts for lack of marketability (%)	11.82%
Risk-free interest rate (%)	3.03%
Dividend yield (%)	0.00%
Weighted average share price (RMB per share)	7.82